UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21213

        Nuveen Insured Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 8.6% (5.7% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$1,010,200
	2006C-2, 5.000%, 11/15/36
5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/13 at 101.00	Baa3	5,638,148
	Series 2003, 5.750%, 6/01/27
3,100	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 1998A, 5.400%, 6/01/22	5/12 at 102.00	AAA	3,480,990
	(Pre-refunded 5/14/12) – MBIA Insured
6,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%,	8/12 at 100.00	AAA	6,905,802
	2/01/32 (Pre-refunded 8/01/12) – FGIC Insured
1,750	Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.000%, 5/01/21 – AMBAC Insured	5/12 at 101.00	AAA	1,876,595
4,500	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aaa	4,792,230

22,285	Total Alabama			23,703,965

	Arizona – 5.6% (3.7% of Total Investments)
10,000	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	AAA	10,215,000
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
6,545	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	Aaa	5,184,622
	7/01/37 – FGIC Insured

16,545	Total Arizona			15,399,622

	California – 26.7% (17.6% of Total Investments)
26,300	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	26,909,893
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
250	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/30 – XLCA Insured	4/12 at 100.00	AAA	263,323
10,000	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/30 (Pre-refunded	4/12 at 100.00	Aaa	11,066,800
	4/01/12) – XLCA Insured
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	AAA	5,025
7,495	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AAA	8,427,153
	4/01/14) – AMBAC Insured
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing	8/12 at 102.00	AAA	3,006,117
	Set-Aside, Series 2002D, 5.000%, 8/01/26 – MBIA Insured
250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	216,583
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
2,500	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/13 at 100.00	AAA	2,576,225
	Series 2003C, 5.000%, 9/02/23 – AMBAC Insured
4,000	Montara Sanitation District, California, General Obligation Bonds, Series 2003, 5.000%,	8/11 at 101.00	Aaa	4,110,760
	8/01/28 – FGIC Insured
	Plumas County, California, Certificates of Participation, Capital Improvement Program,
	Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	6/13 at 101.00	AAA	1,208,060
1,255	5.250%, 6/01/21 – AMBAC Insured	6/13 at 101.00	AAA	1,328,907
1,210	Redding Joint Powers Financing Authority, California, Lease Revenue Bonds, Capital Improvement	3/13 at 100.00	AAA	1,260,457
	Projects, Series 2003A, 5.000%, 3/01/23 – AMBAC Insured
3,750	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	AAA	3,821,625
	5.000%, 8/15/28 – MBIA Insured
1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A,	5/13 at 100.00	AAA	1,565,685
	5.000%, 5/01/28 – FSA Insured
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%,	1/13 at 100.00	AAA	1,064,326
	1/01/28 – MBIA Insured
6,300	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	AAA	6,413,715
	5/15/33 – AMBAC Insured

69,910	Total California			73,244,654

	Colorado – 4.3% (2.8% of Total Investments)
	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
4,300	5.500%, 12/01/23 – FSA Insured	12/13 at 100.00	AAA	4,716,713
3,750	5.500%, 12/01/28 – FSA Insured	12/13 at 100.00	AAA	4,086,675
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	AAA	1,490,716
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/24 – XLCA Insured
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	837,600
	9/01/30 – MBIA Insured
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	AAA	635,970
	MBIA Insured

15,400	Total Colorado			11,767,674

	District of Columbia – 0.2% (0.1% of Total Investments)
665	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	544,682
	Revenue Bonds, Series 2007, Residuals 1606, 7.094%, 10/01/30 – AMBAC Insured (IF)

	Florida – 1.2% (0.8% of Total Investments)
3,000	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,	5/13 at 100.00	Aa3 (4)	3,405,420
	Series 2003, 5.500%, 11/15/27 (Pre-refunded 5/15/13)

	Georgia – 2.1% (1.4% of Total Investments)
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 –	10/16 at 100.00	AAA	1,470,842
	FSA Insured
3,825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second	1/13 at 100.00	AAA	4,228,385
	Indenture Series 2002, 5.000%, 7/01/32 (Pre-refunded 1/01/13) – MBIA Insured

5,235	Total Georgia			5,699,227

	Illinois – 3.7% (2.5% of Total Investments)
905	Cook County School District 100, Berwyn South, Illinois, General Obligation Refunding Bonds,	12/13 at 100.00	Aaa	1,027,021
	Series 2003B, 5.250%, 12/01/21 (Pre-refunded 12/01/13) – FSA Insured
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
3,285	5.125%, 12/01/20 – FSA Insured	12/14 at 100.00	Aaa	3,552,432
2,940	5.125%, 12/01/23 – FSA Insured	12/14 at 100.00	Aaa	3,131,717
2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	2,575,825
	5.250%, 7/01/23

9,630	Total Illinois			10,286,995

	Indiana – 9.8% (6.4% of Total Investments)
2,500	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 –	7/13 at 100.00	AAA	2,609,075
	AMBAC Insured
2,190	Indiana Bond Bank, Advance Purchase Funding Bonds, Common School Fund, Series 2003B, 5.000%,	8/13 at 100.00	AAA	2,323,021
	8/01/19 – MBIA Insured
1,860	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AAA	1,879,251
	MBIA Insured
1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	Aaa	1,045,170
	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003:
11,020	5.000%, 7/15/19 (Pre-refunded 7/15/13) – MBIA Insured	7/13 at 100.00	AAA	12,282,231
6,000	5.000%, 7/15/20 (Pre-refunded 7/15/13) – MBIA Insured	7/13 at 100.00	AAA	6,687,240

24,570	Total Indiana			26,825,988

	Kansas – 2.4% (1.6% of Total Investments)
6,250	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/13 at 102.00	AAA	6,583,563
	Development Facilities Projects, Series 2003C, 5.000%, 10/01/22 – AMBAC Insured

	Kentucky – 0.4% (0.3% of Total Investments)
985	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 77, Series	8/13 at 100.00	AAA	1,098,630
	2003, 5.000%, 8/01/23 (Pre-refunded 8/01/13) – MBIA Insured

	Louisiana – 2.2% (1.4% of Total Investments)
5,785	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.300%, 12/01/27 –	12/12 at 100.00	Aaa	6,015,995
	FGIC Insured

	Massachusetts – 4.0% (2.7% of Total Investments)
9,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	9,881,820
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,170,878
	5.125%, 9/01/23

10,125	Total Massachusetts			11,052,698

	Michigan – 11.8% (7.8% of Total Investments)
6,130	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	6,827,717
	7/01/23 (Pre-refunded 7/01/13) – MBIA Insured
4,465	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Bonds, Series 2003C,	7/13 at 100.00	AAA	4,689,679
	5.000%, 7/01/22 – MBIA Insured
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,005,250
	2006A, 5.000%, 12/01/31
10,800	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	AAA	10,963,728
	Edison Company, Series 2002D, 5.250%, 12/15/32 – XLCA Insured
2,250	Romulus Community Schools, Wayne County, Michigan, General Obligation Refunding Bonds, Series	5/11 at 100.00	AA-	2,359,260
	2001, 5.250%, 5/01/25
6,500	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	6,630,910
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – MBIA Insured

31,145	Total Michigan			32,476,544

	Missouri – 1.1% (0.8% of Total Investments)
240	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	260,702
	2004, 5.250%, 3/01/24 – FSA Insured
215	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	234,490
	2004, 5.250%, 3/01/23 – FSA Insured
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds,
	Series 2004:
1,110	5.250%, 3/01/23 (Pre-refunded 3/01/14) – FSA Insured	3/14 at 100.00	AAA	1,256,342
1,260	5.250%, 3/01/24 (Pre-refunded 3/01/14) – FSA Insured	3/14 at 100.00	AAA	1,426,118

2,825	Total Missouri			3,177,652

	Nebraska – 1.9% (1.2% of Total Investments)
5,000	Lincoln, Nebraska, Sanitary Sewerage System Revenue Refunding Bonds, Series 2003, 5.000%,	6/13 at 100.00	AAA	5,117,850
	6/15/28 – MBIA Insured

	New Mexico – 0.8% (0.5% of Total Investments)
1,975	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AAA	2,107,681

	New York – 10.6% (7.0% of Total Investments)
20	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	17,295
	6.915%, 2/15/47 – MBIA Insured (IF)
1,960	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	1,871,643
	2/15/47 – MBIA Insured (UB)
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	25,434,500
	Series 2002F, 5.000%, 11/15/31 – MBIA Insured
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	1,953,619
	5.000%, 3/15/25 – FSA Insured

28,830	Total New York			29,277,057

	North Carolina – 3.2% (2.1% of Total Investments)
8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series	10/13 at 100.00	AA	8,777,517
	2003, 5.375%, 10/01/33 – RAAI Insured

	Ohio – 1.1% (0.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
70	5.125%, 6/01/24	6/17 at 100.00	BBB	67,738
710	5.875%, 6/01/30	6/17 at 100.00	BBB	706,436
685	5.750%, 6/01/34	6/17 at 100.00	BBB	660,217
1,570	5.875%, 6/01/47	6/17 at 100.00	BBB	1,516,259

3,035	Total Ohio			2,950,650

	Oklahoma – 0.4% (0.3% of Total Investments)
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	1,050,170
	7/01/24 – AMBAC Insured

	Oregon – 3.1% (2.0% of Total Investments)
8,350	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.000%, 7/01/32 – MBIA Insured	1/13 at 100.00	AAA	8,495,123

	Pennsylvania – 7.6% (5.0% of Total Investments)
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1 (4)	3,382,770
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	2,052,660
	5.000%, 8/01/32 – FSA Insured
925	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	2/08 at 102.00	AAA	941,724
	8/01/27 – AMBAC Insured (ETM)
13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	14,461,720
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured

18,925	Total Pennsylvania			20,838,874

	Puerto Rico – 0.5% (0.4% of Total Investments)
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AAA	1,513,600
	8/01/43 – MBIA Insured

	South Carolina – 7.2% (4.8% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AAA	5,282,900
	Series 2004A, 5.250%, 11/01/23 – FSA Insured
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
3,000	5.000%, 12/01/22	12/13 at 100.00	AA–	3,117,360
1,785	5.000%, 12/01/23	12/13 at 100.00	AA–	1,848,296
1,365	Myrtle Beach, South Carolina, Water and Sewerage System Revenue Refunding Bonds, Series 2003,	3/13 at 100.00	Aaa	1,536,976
	5.375%, 3/01/19 (Pre-refunded 3/01/13) – FGIC Insured
8,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	Aaa	8,129,200
	10/01/33 – AMBAC Insured

19,150	Total South Carolina			19,914,732

	Texas – 13.3% (8.8% of Total Investments)
7,975	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds,	8/10 at 100.00	AAA	8,259,149
	Series 2000, 5.000%, 8/15/25
12,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	13,917,750
	Series 2003, 5.125%, 2/15/31 (Pre-refunded 2/15/13) – FSA Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	2,088,460
	5/15/25 – MBIA Insured
5,515	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.250%, 3/01/20 – MBIA Insured	3/12 at 100.00	AAA	5,884,505
5,850	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	6,346,373
	Obligation Bonds, Series 2002A, 5.125%, 2/15/18

33,840	Total Texas			36,496,237

	Virginia – 0.6% (0.4% of Total Investments)
1,500	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.125%, 1/15/28 –	1/13 at 100.00	AAA	1,535,115
	AMBAC Insured

	Washington – 9.1% (6.0% of Total Investments)
4,945	Broadway Office Properties, King County, Washington, Lease Revenue Bonds, Washington Project,	12/12 at 100.00	AAA	5,019,917
	Series 2002, 5.000%, 12/01/31 – MBIA Insured
5,250	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,354,423
	Series 2002C, 5.125%, 7/01/33 – AMBAC Insured
2,135	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	Aaa	2,210,109
	Center, Series 2003, 5.000%, 7/01/23 – MBIA Insured
1,935	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,	6/13 at 100.00	Aaa	2,124,804
	Series 2003, 5.250%, 12/01/17 – FGIC Insured
9,670	Washington State, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 – MBIA Insured	6/13 at 100.00	AAA	10,172,453

23,935	Total Washington			24,881,706

	West Virginia – 1.2% (0.8% of Total Investments)
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	AAA	3,384,990
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured

	Wisconsin – 6.7% (4.4% of Total Investments)
1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series	3/14 at 100.00	Aaa	1,315,188
	2004C, 5.250%, 3/01/24 – FSA Insured
4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	5,314,584
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	Aaa	3,508,260
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	3,289,392
	Services Inc., Series 2003A, 5.125%, 8/15/33
4,750	Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds, Wausau	8/08 at 102.00	AAA	4,890,125
	Hospital Inc., Series 1998A, 5.125%, 8/15/20 – AMBAC Insured

17,145	Total Wisconsin			18,317,549

$ 408,740	Total Investments (cost $395,753,007) – 151.4%			415,942,160

	Floating Rate Obligations – (0.5)%			(1,305,000)

	Other Assets Less Liabilities – 1.5%			4,023,486

	Preferred Shares, at Liquidation Value – (52.4)% (5)			(144,000,000)

	Net Assets Applicable to Common Shares – 100%			$274,660,646

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, Standard & Poor's or Fitch)
or unrated but judged to be of comparable quality by the Adviser.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and
FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers.
One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.6)%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $394,394,772.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$21,587,388
Depreciation	(1,345,225)

Net unrealized appreciation (depreciation) of investments	$20,242,163

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.